Long-Term Investments, Net (Tables)	6 Months Ended
Sep. 30, 2024
Long-Term Investments, Net [Abstract]
Schedule of Long-Term Investments, Net Consist of Investments in Non-Marketable Securities	Long-term investments, net consist of investments in non-marketable securities
	Ownership interest	As of September 30, 2024
	%	$’000
Non-marketable equity securities:
Investment A	2.47%	33
Investment B	4.35%	368
Investment C	4.90%	-	*
Net carrying value		401
*	Less than $1,000

Schedule of Movement of Investments	The following table presents the movement of investments as of September 30, 2024:
As of September 30, 2024
$’000
Beginning balance	-
Additions	658
Impairment loss of long-term investment – Investment A	(259)
Foreign exchange translation effect	2
Ending balance	401